Commitments and Contingencies (Details) £ in Millions		9 Months Ended	12 Months Ended
	Apr. 03, 2024	Feb. 28, 2026 USD ($)	May 31, 2025 USD ($) item	May 31, 2025 GBP (£)
Side Letter Agreement With Samsung
Commitments and Contingencies
Contractual obligation, percentage of qualifying revenue agreed to pay	20.00%	20.00%
Amount of contractual obligation included in other liabilities		$ 43,600,000	$ 43,600,000
Progenics Purchase Agreement
Commitments and Contingencies
Amount of milestone payments payable			$ 5,000,000
Percentage of royalty payable			3.50%
Amount payable upon filing BLA with FDA			$ 500,000
Amount payable upon FDA approval			500,000
Annual maintenance fees			$ 150,000
Progenics Purchase Agreement | Royalty Payable in Initial 10 Years
Commitments and Contingencies
Percentage of royalty payable			5.00%
Lonza Agreement
Commitments and Contingencies
Number of contract manufacturers | item			2
Annual license fee			$ 350,000	£ 0.3
Royalty on net sales (as a percent)			2.00%	2.00%